Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Cash equivalents
Tax benefit realized upon ultimate settlement with taxing authority	greater than 50%